TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Domestic	$ 28,203	$ 18,022	$ 32,935
Foreign	2,678	4,041	2,780
Income before taxes on income	$ 30,881	$ 22,063	$ 35,715